Share-based awards	12 Months Ended
Mar. 31, 2022
Share-based awards
Share-based awards

8.    Share-based awards

(a)  Share-based awards relating to ordinary shares of the Company

Share-based awards such as RSUs, incentive and non-statutory stock options, restricted shares, dividend equivalents, share appreciation rights and share payments may be granted to any directors, employees and consultants of the Company or affiliated companies under equity incentive plans adopted since the inception of the Company. Currently, the 2014 Post-IPO Equity Incentive Plan (the “2014 Plan”), which was adopted in September 2014 and has a ten-year term, is in effect and governs the terms of the awards. If an award terminates, expires or lapses, or is canceled for any reason, ordinary shares subject to the award become available for the grant of a new award under the 2014 Plan. Starting from April 1, 2015 and on each anniversary thereof, an additional amount equal to the lesser of (A) 200,000,000 ordinary shares, and (B) such lesser number of ordinary shares as determined by the board of directors becomes available for the grant of a new award under the 2014 Plan. All share-based awards granted under the 2014 Plan are subject to dilution protection should the capital structure of the Company be affected by a share split, reverse share split, share dividend or other dilutive action. As of March 31, 2022, the number of shares authorized but unissued was 295,352,672 ordinary shares.

Following the Share Subdivision and the ADS Ratio Change as detailed in Note 2 (a), each ordinary share was subdivided into eight ordinary shares and each ADS represents eight ordinary shares. Pro-rata adjustments have been made to the number of ordinary shares underlying each share-based award granted, so as to give the participants the same proportion of the equity that they would have been entitled to prior to the Share Subdivision. Subsequent to the Share Subdivision, eight ordinary shares are issuable upon the vesting or the exercise of one share-based award. The Share Subdivision has no impact on the number of share-based awards, the weighted average grant date fair value and the weighted average exercise price per share-based award as stated below.

RSUs

A summary of the changes in the RSUs relating to ordinary shares granted by the Company during the year ended March 31, 2022 is as follows:

		Weighted-
		average
	Number	grant date
	of RSUs	fair value
		US$
Awarded and unvested as of April 1, 2021	63,363,237	192.19
Granted	28,230,674	200.52
Vested	(23,702,603)	175.56
Canceled/forfeited	(7,215,021)	203.85
Awarded and unvested as of March 31, 2022 (i)	60,676,287	201.17
Expected to vest as of March 31, 2022 (ii)	50,145,101	200.96

(i)	No outstanding RSUs will be vested after the expiry of a period of up to ten years from the date of grant.
(ii)	RSUs expected to vest are the result of applying the pre-vesting forfeiture rate assumptions to total outstanding RSUs.

As of March 31, 2022, there were RMB25,636 million of unamortized compensation costs related to all outstanding RSUs, net of expected forfeitures. These amounts are expected to be recognized over a weighted average period of 1.9 years.

During the years ended March 31, 2020, 2021 and 2022, the Company recognized share-based compensation expense of RMB25,651million, RMB28,934 million and RMB30,313 million, respectively, in connection with the above RSUs.

8.    Share-based awards (Continued)

(a)  Share-based awards relating to ordinary shares of the Company (Continued)

Share options

A summary of the changes in the share options relating to ordinary shares granted by the Company during the year ended March 31, 2022 is as follows:

			Weighted
		Weighted	average
	Number	average	remaining
	of share	exercise	contractual
	options	price	life
		US$	(in years)
Outstanding as of April 1, 2021	5,976,850	88.94	2.6
Granted	1,710,000	25.04	7.2
Exercised	(313,516)	59.12	—
Outstanding as of March 31, 2022	7,373,334	75.39	3.5
Vested and exercisable as of March 31, 2022 (i)	5,132,667	76.95	2.1
Vested and expected to vest as of March 31, 2022 (ii)	7,135,333	74.42	3.4

(i)	No outstanding share options will be vested or exercisable after the expiry of a period of up to ten years from the date of grant.
(ii)	Share options expected to vest are the result of applying the pre-vesting forfeiture rate assumptions to total outstanding share options.

As of March 31, 2022, the aggregate intrinsic value of all outstanding options was RMB2,032 million. As of the same date, the aggregate intrinsic value of options that were vested and exercisable and options that were vested and expected to vest was RMB1,194 million and RMB1,969 million, respectively.

During the years ended March 31, 2020, 2021 and 2022, the weighted average grant date fair value of share options granted was US$57.33, nil and US$103.72, respectively, and the total grant date fair value of options vested during the same years was RMB295 million, RMB335 million and RMB306 million, respectively. During the same years, the aggregate intrinsic value of share options exercised was RMB1,011 million, RMB468 million and RMB137 million, respectively.

Cash received from option exercises under the share option plans for the years ended March 31, 2020, 2021 and 2022 was RMB960 million, RMB205 million and RMB109 million, respectively.

8.    Share-based awards (Continued)

(a)  Share-based awards relating to ordinary shares of the Company (Continued)

Share options (Continued)

No share options were granted during the year ended March 31, 2021. The fair value of each option granted during the years ended March 31, 2020 and 2022 is estimated on the measurement date using the Black-Scholes model by applying the assumptions below:

	Year ended March 31,
	2020	2021	2022
Risk-free interest rate (i)	1.68%	—	1.93% - 2.00%
Expected dividend yield (ii)	0%	—	0%
Expected life (years) (iii)	4.50	—	3.71 - 7.14
Expected volatility (iv)	34.7%	—	35.7%

(i)	Risk-free interest rate is based on the yields of United States Treasury securities with maturities similar to the expected life of the share options in effect on the measurement date.
(ii)	Expected dividend yield is assumed to be nil as the Company has no history or expectation of paying a dividend on its ordinary shares.
(iii)	Expected life of share options is based on management’s estimate on timing of exercise of share options.
(iv)	Expected volatility is assumed based on the historical volatility of the Company in the period equal to the expected life of each grant.

As of March 31, 2022, there were RMB437 million of unamortized compensation costs related to these outstanding share options, net of expected forfeitures. These amounts are expected to be recognized over a weighted average period of 3.5 years.

During the years ended March 31, 2020, 2021 and 2022, the Company recognized share-based compensation expense of RMB140 million, RMB159 million and RMB86 million, respectively, in connection with the above share options.

8.    Share-based awards (Continued)

(a)  Share-based awards relating to ordinary shares of the Company (Continued)

Partner Capital Investment Plan

The Company adopted the Partner Capital Investment Plan in 2013 to offer selected management of the Company rights or interests to acquire restricted shares of the Company. The rights or interests offered before 2016 were subject to a non-compete provision and were accounted for as noncontrolling interests of the Company as these rights or interests were issued by the Company’s subsidiaries and classified as equity at the subsidiary level. The rights or interests offered in the subsequent periods were subject to certain service provisions that were not related to employment and were accounted for as share options issued by the Company.

During the year ended March 31, 2022, all rights and interests under the Partner Capital Investment Plan have been converted, exercised or replaced with grants under the 2014 Plan. No further subscription of rights or interests under the Partner Capital Investment Plan will be made hereafter.

Share-based compensation expense of RMB425 million, RMB224 million and RMB177 million was recognized in connection with these rights or interests for the years ended March 31, 2020, 2021 and 2022, respectively.

(b)  Share-based awards relating to Ant Group

The employees of the Company hold share-based awards granted by Ant Group and Hangzhou Junhan Equity Investment Partnership (“Junhan”), a major equity holder of Ant Group. These awards tied to the valuation of Ant Group and will be settled by respective grantors upon disposal of these awards by the holders, vesting or exercise of these awards, depending on the forms of these awards. In addition, Junhan and Ant Group have the right to repurchase the vested awards (or any underlying equity for the settlement of the vested awards) granted by them, as applicable, from the holders upon an initial public offering of Ant Group or the termination of the holders’ employment with the Company at a price to be determined based on the then fair market value of Ant Group.

For accounting purposes, these awards meet the definition of a financial derivative. The cost relating to these awards is recognized by the Company and the related expense is recognized over the requisite service period in the consolidated income statements with a corresponding credit to additional paid-in capital. Subsequent changes in the fair value of these awards are recorded in the consolidated income statements. The expenses relating to these awards are re-measured at the fair value on each reporting date until their settlement dates. The fair value of the underlying equity is primarily determined with reference to the business enterprise value, or BEV, of Ant Group which is based on the contemporaneous valuation report, external information and information obtained from Ant Group.

During the years ended March 31, 2020, 2021 and 2022, the Company recognized expenses of RMB1,261 million, RMB17,315 million and a net reversal of RMB11,585 million, respectively, in respect of the share-based awards relating to Ant Group.

Starting from April 2020, the parties agreed to settle with each other the cost associated with certain share-based awards granted to each other’s employees upon vesting. The settlement amounts under this arrangement depend on the values of Ant Group share-based awards granted to the Company’s employees and the Company’s share-based awards granted to employees of Ant Group, in which the net settlement amount is insignificant to the Company.

Share-based awards relating to ordinary shares of the Company and Ant Group are generally subject to a four-year vesting schedule as determined by the administrator of the plans. Depending on the nature and the purpose of the grant, share-based awards generally vest 25% or 50% upon the first or second anniversary of the vesting commencement date, respectively, as provided in the award agreements, and 25% every year thereafter. Share-based awards granted to certain management members of the Company are subject to a vesting period of up to six years.

8.	Share-based awards (Continued)

(c)   Share-based compensation expense by function

	Year ended March 31,
	2020	2021	2022

	(in millions of RMB)
Cost of revenue	7,322	11,224	5,725
Product development expenses	13,654	21,474	11,035
Sales and marketing expenses	3,830	5,323	3,050
General and administrative expenses	6,936	12,099	4,161
	31,742	50,120	23,971